Dividends Paid and Proposed - Summary of Dividends Paid and Proposed (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends Paid and Proposed [Abstract]
Final dividend proposed, declared and approved	$ 11,520,798	$ 30,210,153
Interim dividend proposed, declared and approved	26,113,788	39,943,003	$ 13,640,343
Final dividend paid	11,520,798	30,210,153
Interim dividend	26,113,788	39,943,003	13,640,343
Final dividends proposed for approval	$ 0	$ 11,513,436	$ 30,209,301